GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2015
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net comprehensive loss	$ 32,834	$ 10,548	$ 1,579
Common Stock, Shares, Issued	14,007,046	13,941,033
Common Stock, Value, Issued	39	39
Subsequent Event [Member] | NASDAQ CAPITAL MARKET [Member]
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued				7,475,000
Common Stock, Value, Issued				$ 27,936